Share Capital and Other Equity Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Changes in Issued and Outstanding Common Share or RSU or Warrants

Changes in the issued and outstanding common shares during the year ended December 31, 2020 and 2019 were as follows:

	2020		2019
	Number	Amount	Number	Amount
Balance - beginning of year	23,313,164	$932,951	720,306	$583,117
Issued to acquire assets	299,141	4,681	4,420	1,326
Exercise of stock options (note 18b)	5,391	167	—	—
Exercise of pre-funded warrants (note 18c)	557,894	2,624	—	—
Shares issued pursuant to a restricted share units plan (note 18b)	10,355	9,764	—	—
Shares issued pursuant to debt restructuring	—	—	15,050,312	228,915
Shares issued for cash	5,757,894	27,074	7,536,654	118,648
Shares released from escrow	—	—	—	400
Shares issued in payment to suppliers	—	—	1,472	545
Balance - end of year	29,943,839	$977,261	23,313,164	$932,951

Schedule of Changes in Number of Stock Options Outstanding and Weighted Average Exercise Price

For stock options having a CA$ exercise price, the changes in the number of stock options outstanding during the years ended December 31, 2020, 2019 and 2018 were as follows:

	2020		2019		2018
		Weighted		Weighted		Weighted
		average		average		average
		exercise price		exercise price		exercise price
	Number	(in CA$)	Number	(in CA$)	Number	(in CA$)
Balance - beginning of year	2,209,864	$38.72	21,625	$1,464.49	14,256	$1,782.70
Granted	436,570	14.06	2,218,810	33.13	10,837	755.97
Forfeited	(153,982)	19.33	(16,774)	159.61	(377)	1,933.34
Exercised	(5,391)	15.21	—	—	(1,681)	376.10
Cancelled	—	—	(11,713)	1,237.94	—	—
Expired	(1,506)	2,462.46	(2,084)	1,176.20	(1,410)	408.43
Repriced - options before repricing	(1,929,685)	35.14	—	—	—	—
Repriced - options after repricing	1,929,685	15.21	—	—	—	—
Balance - end of year	2,485,555	$18.70	2,209,864	$38.72	21,625	$1,464.49

For options having a US$ exercise price, the changes in the number of stock options outstanding during the year ended December 31, 2020 were as follows:

		Weighted
		average
		exercise price
	Number	(in US$)
Balance - beginning of year	—	$—
Granted	305,000	4.70
Balance - end of year	305,000	$4.70

Summary of Weighted Average Inputs into Model and Resulting Grant Date Fair Values	The following Black-Scholes assumption were used:
Expected dividend rate	—
Expected volatility of share price	93.2%
Risk-free interest rate	0.4%
Expected life in years	6.3
Weighted average grant date incremental fair value	$1.55
The weighted average inputs into the model and the resulting grant date fair values during the years ended December 31, 2020, 2019 and 2018 were as follows:
	2020	2019	2018
Expected dividend rate	—	—	—
Expected volatility of share price	100.5%	45.0%	66.1%
Risk-free interest rate	0.5%	1.4%	2.1%
Expected life in years	6.7	7.2	7.9
Weighted average grant date fair value	$8.66	$12.74	$221.64

Schedule of Stock Options Issued and Outstanding by Range of Exercise Price

At December 31, 2020, stock options issued and outstanding denominated in CA$ and US$ by range of exercise price are as follows:

		Weighted average	Weighted		Weighted
Range of exercise		remaining	average		average
price for stock option	Number	contractual life	exercise price	Number	exercise price
issued in CA$	outstanding	(in years)	(CA$)	exercisable	(CA$)
$7.86 - $11.99	171,250	8.8	$9.58	47,266	$9.81
$14.06	402,980	9.4	14.06	20,000	14.06
$15.21	1,854,541	8.4	15.21	480,577	15.21
$27.00 - $3,170.00	56,784	8.1	193.03	55,734	183.86
	2,485,555	8.6	$18.70	603,577	$30.32
		Weighted average	Weighted		Weighted
Range of exercise		remaining	average		average
price for stock option	Number	contractual life	exercise price	Number	exercise price
issued in US$	outstanding	(in years)	(US$)	exercisable	(US$)
$4.27	285,000	9.9	$4.27	95,000	$4.27
$10.80	20,000	9.8	10.80	—	—
	305,000	9.9	$4.70	95,000	$4.27

Schedule of Total Share-Based Payments Expense

The total share-based payments compensation expense, comprising the above-mentioned expenses for stock options and RSU, has been included in the consolidated statements of operations for the years ended December 31, 2020, 2019 and 2018 as indicated in the following table:

	2020	2019	2018
Cost of sales and other production expenses	$40	$107	$299
Research and development expenses	2,946	7,137	2,295
Administration, selling and marketing expenses	3,248	14,786	4,128
	$6,234	$22,030	$6,722

Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Changes in Issued and Outstanding Common Share or RSU or Warrants

Changes in the number of RSU outstanding during the years ended December 31, 2020, 2019 and 2018 were as follows:

	2020	2019	2018
Balance - beginning of year	17,565	18,299	9,799
Granted	—	12,564	10,329
Expired	—	—	(1,578)
Forfeited	(46)	(409)	(19)
Released	(10,355)	—	(232)
Paid in cash	(2,948)	(8,396)	—
Cancelled	—	(4,493)	—
Balance - end of year	4,216	17,565	18,299

Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Changes in Issued and Outstanding Common Share or RSU or Warrants

The following table summarizes the changes in the number of warrants outstanding with an exercise price in CA$ during the years ended December 31, 2020 and 2019:

	2020		2019
		Weighted		Weighted
		average		average
		exercise price		exercise price
	Number	(CA$)	Number	(CA$)
Balance of warrants - beginning of year	172,735	$84.33	153,611	$1,028.35
Issued for cash	—	—	19,402	156.36
Cancelled - loan modification	—	—	(168,735)	872.51
Issued - loan modification	—	—	168,735	15.21
Expired	—	—	(278)	6,390.00
Balance of warrants - end of year	172,735	$84.33	172,735	$84.33
Balance of warrants exercisable - end of year	172,735	$84.33	170,735	$50.17

The following table summarizes the changes in the number of warrants outstanding with an exercise price in US$ during the year ended December 31, 2020:

	2020
		Weighted
		average
		exercise price
	Number	(US$)
Balance of warrants - beginning of year	—	$—
Issued for cash	6,873,682	5.05
Issued for no consideration	1,578,946	5.50
Exercised	(557,894)	—
Balance of warrants - end of year	7,894,734	$5.50
Balance of warrants exercisable - end of year	7,894,734	$5.50

Schedule of Warrants Outstanding, Exercise Price, Expiry Rate and Overall Weighted Average Exercise Price

The warrants outstanding as at December 31, 2020, their exercise price in CA$ or in US$, expiry rate and the overall weighted average exercise price in both currency are as follows:

	Number	Expiry date	Exercise price (CA$)
	4,000	January 2023	3,000.00
	168,735	April 2027	15.21
Warrants outstanding with an exercise price in CA$	172,735		$84.33
	Number	Expiry date	Exercise price (US$)
Warrants outstanding with an exercise price in US$	7,894,734	November 2025	$5.50